Basis of Presentation of the Consolidated Financial Statements - Schedule of Gain on Sale of Disposal Group (Details) - EUR (€) € in Millions				7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021	May 07, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Result of the transaction: gain					€ 11,008	€ 67	€ 677
VMED O2 UK Ltd
Disclosure of joint ventures [line items]
Fair value of 50% of VMED 02 UK (Note 10)	€ 12,068			€ 12,068	€ 12,068
Proportion of ownership interest in joint venture (as a percent)	50.00%			50.00%	50.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Cash received		€ 6,234
Fair value of 50% of VMED 02 UK (Note 10)		12,012
Less: carrying amount of Telefonica United Kingdom at June 1, 2021		(10,937)
Liabilities assumed and other costs (see Note 29.c)		(441)
Result before reclassification of translation differences and gains on hedges		6,868
Reclassification of translation differences included in equity		(3,135)
Reclassification of gains on hedges included in equity		727
Result of the transaction: gain		€ 4,460
Telefónica O2 Holdings Ltd. Holding company | VMED O2 UK Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%	50.00%